Summary of Significant Accounting Policies - Schedule of Revenue by Major Product Line (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Product Information [Line Items]
Revenue	$ 18,585,525	$ 5,498,653	$ 12,949,345	$ 11,542,292	$ 9,447,334
Wastewater Treatment Revenue [Member]
Product Information [Line Items]
Revenue	9,186,084	493,123	4,163,965	2,468,097	2,355,126
River Water Quality Management Revenue [Member]
Product Information [Line Items]
Revenue	4,297,180	4,728,449	6,619,693	6,864,631	4,436,214
Product Sales Revenue [Member]
Product Information [Line Items]
Revenue	1,344,830	277,081	2,091,469	2,192,864	2,648,445
Others [Member]
Product Information [Line Items]
Revenue	$ 254,541	$ 0	$ 74,218	$ 16,700	$ 7,549